Accumulated Other Comprehensive Income (Loss) - Components of OCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Unrealized gain (loss) on cash flow hedges
Gross Amount	$ (42)	$ (21)	$ 84
Income Taxes	10	(2)	5
Net Amount	(32)	(23)	89
Changes in retirement plans’ funded status
Gross Amount	(115)	620	116
Income Taxes	3	(143)	(30)
Net Amount	(112)	477	86
Foreign currency translation
Gross Amount	71	(317)	(414)
Income Taxes	0	0	0
Net Amount	71	(317)	(414)
Share of other comprehensive loss of entities using the equity method
Gross Amount	(8)	(35)	32
Income Taxes	0	0	0
Net Amount	(8)	(35)	32
Other comprehensive income (loss)
Gross Amount	(94)	247	(182)
Income Taxes	13	(145)	(25)
Other comprehensive income (loss), net of tax	$ (81)	$ 102	$ (207)